Earnings Per Share - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares Vote $ / shares	Jun. 30, 2024 shares	Jun. 14, 2024 shares	Aug. 28, 2023 shares	Aug. 24, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Earnings Per Share [Line Items]
Number of share options/rights outstanding in share-based payment arrangement	43,789,083	35,300,000				25,450,000	22,988,000
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	287,214,294	240,708,149
Outstanding options and rights exercisable	24,354,341	20,024,203				10,842,234
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Par value per share | $ / shares	$ 0
Voting right of ordinary shares carrying no par value | Vote	1
Dividends declared ordinary shares | $	$ 0
Dividends paid ordinary shares | $	$ 0
Major Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding			139,627,846		195,647,457
Potential Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding			189,428,654	97,823,728
ADS Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	7,087,259	6,550,000
Outstanding options and rights exercisable	2,138,378	537,914				250,000
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Number of ordinary shares	8